OPERATING EXPENSES - Schedule of Operating Expenses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation and amortisation:
Depreciation and amortisation expense	£ 2,825	£ 2,732	£ 2,660
Goodwill impairment (note 22)	0	4
Total operating expenses	10,800	9,745	12,670
Gain loss on sale of leased assets net operating leases	249	127	41
Accumulated depreciation, amortisation and impairment | Premises
Depreciation and amortisation:
Depreciation of property, plant and equipment	123	127	125
Accumulated depreciation, amortisation and impairment | Equipment
Depreciation and amortisation:
Depreciation of property, plant and equipment	779	680	715
Accumulated depreciation, amortisation and impairment | Operating lease assets
Depreciation and amortisation:
Depreciation of property, plant and equipment	709	1,011	1,008
Accumulated depreciation, amortisation and impairment | Right-of-use asset
Depreciation and amortisation:
Depreciation of property, plant and equipment	228	228	216
Operating expense
Staff costs:
Salaries	2,405	2,568	2,539
Performance-based compensation	335	117	380
Social security costs	308	287	325
Pensions and other post-retirement benefit schemes (note 34)	538	566	532
Restructuring costs	92	166	92
Other staff costs	207	131	383
Employee benefits expense	3,885	3,835	4,251
Premises and equipment:
Rent and rates	118	117	93
Repairs and maintenance	169	174	187
Other	(26)	176	211
Premises and equipment cost	261	467	491
Other expenses:
Communications and data processing	1,181	1,013	1,038
Advertising and promotion	161	187	170
Professional fees	210	189	226
UK bank levy	132	211	224
Regulatory and legal provisions (note 36)	1,300	464	2,895
Other	845	643	715
Other expenses, by nature	3,829	2,707	5,268
Depreciation and amortisation:
Depreciation of property, plant and equipment	1,839	2,046	2,064
Amortisation of acquired value of in-force non-participating investment contracts (note 23)	24	26	30
Amortisation of other intangible assets (note 24)	962	660	566
Depreciation and amortisation expense	2,825	2,732	2,660
Goodwill impairment (note 22)	0	4	0
Total operating expenses	£ 10,800	£ 9,745	£ 12,670